Income and social contribution taxes - Summary of deferred income and social contribution tax assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	R$ 529,868	R$ 510,780
Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	529,868	510,780
Tax losses and negative basis for social contribution carryforwards not constituted	472,772	224,823
Oil Trading [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	68,920	77,155
Ultrapar [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	43,188	51,339
Ipiranga [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	300,409	300,409
Ultracargo Soluções Logística [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	42,808	33,553
Hidrovias do Brasil – Holding S.A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	29,149	0
Tax losses and negative basis for social contribution carryforwards not constituted	139,914	0
Neogás [Member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted	45,143	45,286
Integra Frotas [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted	33,730	18,927
Stella [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted	33,073	15,686
Millennium [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted	14,440	11,650
Abastece Ai Clube [Member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted	156,570	126,900
Hidrovias do Brasil – Administração Portuária de Santos [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted	40,005	0
Others [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	45,394	48,324
Tax losses and negative basis for social contribution carryforwards not constituted	R$ 9,897	R$ 6,374